Other assets, income, expenses and non-controlling interest - Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest in Other Entities [Abstract]
Investment income	$ 1,502	$ 625
Income attributable to non-controlling interest	759	0
Total other income	$ 2,261	$ 625